Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowances	$ 1,043	$ 599
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000
Ordinary shares, shares issued	794,003,193	794,003,193
Ordinary shares, shares outstanding	794,003,193	794,003,193